Debt (Details 4)	12 Months Ended
Dec. 31, 2012
September 30, 2012 and December 31, 2012 [Member]
Minimum Fixed Charge Coverage Ratio	1.90 to 1.00
March 31, 2013 and June 30, 2013 [Member]
Minimum Fixed Charge Coverage Ratio	1.60 to 1.00
September 30, 2013, December 31, 2013, March 31, 2014, June 30, 2014 and September 30, 2014 [Member]
Minimum Fixed Charge Coverage Ratio	1.50 to 1.00
December 31, 2014 and March 31, 2015 [Member]
Minimum Fixed Charge Coverage Ratio	1.30 to 1.00
June 30, 2015 and thereafter [Member]
Minimum Fixed Charge Coverage Ratio	1.15 to 1.00